Payroll costs, share based payments and management incentive schemes - Information About the Number of Persons Employed by the Company (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Information [Line Items]
Average number of employees	4,690	4,756	4,425
Production
Employee Information [Line Items]
Average number of employees	3,043	3,308	2,915
Administration, distribution & sales
Employee Information [Line Items]
Average number of employees	1,647	1,448	1,510